Stock-Based Compensation - Stock Options (Details) - Stock Options - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock Options
Option grants (in shares)	975,873	1,265,046	668,362
Contractual term	10 years	10 years	10 years
Awards that vest during 2017 and thereafter
Stock Options
Percentage of vested awards after employee termination or resignation	50.00%
Vesting period for awards	2 years
Awards that vest prior to 2017
Stock Options
Percentage of vested awards after employee termination or resignation	50.00%
Vesting period for awards	3 years